Note 1 - Organization and Summary of Significant Accounting Policies: Foreign Currency Translation (Policies)	3 Months Ended
Mar. 13, 2012
Policies
Foreign Currency Translation

Foreign Currency Translation

The Company considers the EURO (“€”) to be its functional currency for Blue Bull Ventures BV.  Assets were translated into US dollars (“US$”) as of March 13, 2012, the date of which the exchange rate was €1.00 to US$ 1.319239.